Note 20 - Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of deferred tax assets and liabilities [text block]
	Fixed assets (*)	Inventories	Intangible and Other	Total
At the beginning of the year	710,995	25,048	46,532	782,575
Translation differences	(347)	-	(4)	(351)
Increase due to business combinations	5,621	-	11,209	16,830
Charged directly to other comprehensive income	-	-	423	423
Income statement charge / (credit)	(64,930)	(5,652)	59,902	(10,680)
At December 31, 2019	651,339	19,396	118,062	788,797
	Fixed assets (*)	Inventories	Intangible and Other	Total
At the beginning of the year	744,926	34,934	55,585	835,445
Effect of adoption of new standards	-	-	35	35
Translation differences	(876)	-	92	(784)
Charged directly to other comprehensive income	-	-	288	288
Income statement charge	(33,055)	(9,886)	(9,468)	(52,409)
At December 31, 2018	710,995	25,048	46,532	782,575
	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(16,116)	(86,585)	(396,257)	(86,184)	(585,142)
Translation differences	362	306	497	286	1,451
Increase due to business combinations	(1,160)	(1,413)	(1,172)	(2,238)	(5,983)
Charged directly to other comprehensive income	-	-	-	(1,261)	(1,261)
Income statement charge / (credit)	(2,739)	(5,712)	14,100	(92,209)	(86,560)
At December 31, 2019	(19,653)	(93,404)	(382,832)	(181,606)	(677,495)
	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(26,475)	(89,555)	(354,944)	(60,033)	(531,007)
Effect of adoption of new standards	952	-	-	(164)	788
Translation differences	2,532	1,447	1,014	(38)	4,955
Charged directly to other comprehensive income	23	-	-	1,587	1,610
Income statement charge / (credit)	6,852	1,523	(42,327)	(27,536)	(61,488)
At December 31, 2018	(16,116)	(86,585)	(396,257)	(86,184)	(585,142)

Disclosure of recovery analysis of deferred tax assets and liabilities [text block]
	Year ended December 31,
	2019	2018
Deferred tax assets to be recovered after 12 months	(538,274)	(452,330)
Deferred tax liabilities to be settled after 12 months	766,852	739,670

Deferred tax [text block]
	Year ended December 31,
	2019	2018
Deferred tax assets	(225,680)	(181,606)
Deferred tax liabilities	336,982	379,039
	111,302	197,433
	Year ended December 31,
	2019	2018
At the beginning of the year	197,433	304,438
Effect of adoption of new standards	-	823
Translation differences	1,100	4,171
Increase due to business combinations	10,847	-
Charged directly to Other Comprehensive Income	(838)	1,898
Income statement credit	(97,240)	(113,897)
At the end of the year	111,302	197,433